Geographic Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Long-lived Assets by Geographic Areas

The following table presents the Company’s long-lived assets, net of depreciation and amortization by geographic region. See Notes 5, 6, and 8 for further detail around these assets.

	December 31,	September 30,
	2019	2020
Long-lived assets:
Americas (1)	$34,758	$52,893
EMEA	34,039	54,181
APAC	7,148	14,824
Total long-lived assets	$75,945	$121,898
(1)	Americas includes the United States, Canada, and Latin America (including the Caribbean).

	Year Ended December 31,
	2018	2019
Long-lived assets:
Americas(1)	$32,490	$34,758
Europe, the Middle East, and Africa	43,933	34,039
Asia/Pacific	6,971	7,148
Total long-lived assets	$83,394	$75,945
(1)	Americas includes the United States, Canada, and Latin America (including the Caribbean).